Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Minimum	Jan. 29, 2012 Maximum	Oct. 28, 2012 Internal Revenue Service (IRS)	Jan. 29, 2012 Internal Revenue Service (IRS) Home Depot	Jan. 30, 2011 Internal Revenue Service (IRS) Home Depot	Jan. 31, 2010 Internal Revenue Service (IRS) Home Depot	Jan. 30, 2011 Internal Revenue Service (IRS) Home Depot
Commitments and Contingencies [Line Items]
Proceeds cash refunds tax of home depot from IRS		$ 220	$ 134				$ 151	$ 153	$ 161	$ 354
Future minimum rentals to be received	19
Purchase commitment amount	671
Tax liabilities proposed adjustments				322	325
Cash refunds challenged by IRS						299
Income tax examination, interest expense						36
Contingent increase in deferred tax asset before valuation allowance						$ 231